Purchase of Petrosonic Albania Sha. (Details)	9 Months Ended
	Sep. 30, 2012 USD ($)	Jul. 27, 2012 CAD
Purchase Price
Cash at closing	$ 250,000	250,000
Convertible Note Payable	250,000
Total Purchase Price	500,000
Purchase Price Allocation
Cash	11,524
Accounts Receivable	43,909
Equipment	609,432	200,000
Accounts Payable	(9,806)
Non-Controlling Interest	(65,506)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	589,553
Bargain Purchase Gain	(89,553)
Total Purchase Price	$ 500,000